Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants (Tables) [Line Items]
Schedule of fair value of warrants estimated using black-scholes option pricing model
Volatility	70.5%
Expected term (years)	6.11
Risk-free interest rate	1.92
Expected dividend yield	0.0

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85
Expected dividend yield	—

Rollover Warrants [Member]
Warrants (Tables) [Line Items]
Schedule of fair value of warrants estimated using black-scholes option pricing model
Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85
Expected dividend yield	—

Common Warrants [Member]
Warrants (Tables) [Line Items]
Schedule of fair value of warrants estimated using black-scholes option pricing model
Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54
Expected dividend yield	—

Placement Agent Warrant Member
Warrants (Tables) [Line Items]
Schedule of fair value of warrants estimated using black-scholes option pricing model
Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54
Expected dividend yield	—